Pension Plans, Retirement Benefits and Savings Plans (details) - Fair Value (USD $) In Millions, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	$ 3,203	$ 2,859	$ 2,500
Postretirement Benefit Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	17	18	19
Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	2,543	2,170
Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	656	683
Level 2 [Member] | Postretirement Benefit Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	17	18
Level 3 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	4	6
Fixed maturities [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	490	413
Fixed maturities [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	490	413
Obligations of states, municipalities and political subdivisions [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	18	7
Obligations of states, municipalities and political subdivisions [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	18	7
Debt securities issued by foreign governments [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	14	14
Debt securities issued by foreign governments [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	14	14
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	11	9
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	11	9
All other corporate bonds [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	447	383
All other corporate bonds [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	447	383
Total mutual funds [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1,801	1,549
Total mutual funds [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1,801	1,549
Equity mutual funds [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1,355	1,143
Equity mutual funds [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1,355	1,143
Bond mutual funds [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	446	406
Bond mutual funds [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	446	406
Equity securities [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	571	450
Equity securities [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	570	450
Equity securities [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	1
Other investments [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	4	6
Other investments [Member] | Level 3 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	4	6	18
Cash and short-term securities [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	337	441
Cash and short-term securities [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	172	171
Cash and short-term securities [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	165	270
Cash and short-term securities, U.S. Treasury securities [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	122	132
Cash and short-term securities, U.S. Treasury securities [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	122	132
Money market mutual funds [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	19	22
Money market mutual funds [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	19	22
Cash and short-term securities, other [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	196	287
Cash and short-term securities, other [Member] | Level 1 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	31	17
Cash and short-term securities, other [Member] | Level 2 [Member] | Pension Plans [Member]
Defined benefit plan disclosure
Fair value of plan assets	$ 165	$ 270